Acquisitions - Summary of acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Apr. 01, 2019	Dec. 31, 2018
Assets acquired:
Cash	$ 73,542	$ 42,310		$ 266,616
Accounts receivable, net	28,830	18,335
Prepaid expenses and other current assets	10,140	6,479
Inventory	197,991	63,210
Biological assets	46,210	19,197		$ 4,491
Property, plant and equipment, net	242,855	129,812
Right-of-use assets	267,168	82,794
Other assets	35,135	8,825
Intangible assets :
Intangible assets	797,401	185,635
Net deferred tax liability	(226,465)	(22,642)
Licenses
Intangible assets :
Intangible assets	662,492	182,969
Service agreements
Intangible assets :
Intangible assets	63,595
Non-compete agreements
Intangible assets :
Intangible assets	23,494	$ 745
Arrow
Assets acquired:
Cash	711
Inventory	508
Property, plant and equipment, net	1,854
Right-of-use assets	2,058
Intangible assets :
Liabilities assumed	(5,885)
Consideration transferred	37,681
Arrow | Licenses
Intangible assets :
Intangible assets	38,435
Blue Kudu
Assets acquired:
Cash	276
Accounts receivable, net	350
Inventory	123
Property, plant and equipment, net	56
Right-of-use assets	812
Intangible assets :
Liabilities assumed	(1,469)
Consideration transferred	3,493
Blue Kudu | Licenses
Intangible assets :
Intangible assets	3,345
Glendale
Assets acquired:
Cash	330
Accounts receivable, net	92
Prepaid expenses and other current assets	21
Inventory	422
Property, plant and equipment, net	1,407
Other assets	107
Intangible assets :
Liabilities assumed	(660)
Consideration transferred	18,779
Glendale | Licenses
Intangible assets :
Intangible assets	17,060
Phyto
Assets acquired:
Cash	37
Prepaid expenses and other current assets	143
Inventory	103
Intangible assets :
Liabilities assumed	(38)
Consideration transferred	7,669
Phyto | Licenses
Intangible assets :
Intangible assets	7,424
Emerald
Assets acquired:
Cash	747
Accounts receivable, net	188
Prepaid expenses and other current assets	253
Inventory	724
Property, plant and equipment, net	103
Other assets	15
Intangible assets :
Consideration transferred	18,000
Emerald | Licenses
Intangible assets :
Intangible assets	15,970
Eureka
Assets acquired:
Cash	490
Accounts receivable, net	82
Prepaid expenses and other current assets	876
Inventory	587
Property, plant and equipment, net	357
Intangible assets :
Liabilities assumed	(1,284)
Consideration transferred	36,361
Eureka | Licenses
Intangible assets :
Intangible assets	35,253
Blackjack
Assets acquired:
Cash	120
Inventory	333
Intangible assets :
Liabilities assumed	(915)
Non-controlling interest	(2,156)		$ (2,156)
Consideration transferred	4,569
Blackjack | Licenses
Intangible assets :
Intangible assets	7,187
HMS
Assets acquired:
Cash	501
Accounts receivable, net	1,052
Prepaid expenses and other current assets	211
Inventory	414
Intangible assets :
Liabilities assumed	(2,654)
Consideration transferred	32,299
HMS | Licenses
Intangible assets :
Intangible assets	32,775
Elevate
Assets acquired:
Cash	101
Prepaid expenses and other current assets	53
Inventory	93
Property, plant and equipment, net	68
Intangible assets :
Liabilities assumed	(151)
Consideration transferred	2,101
Elevate | Licenses
Intangible assets :
Intangible assets	$ 1,937